Summary of Significant Accounting Policies - (Cash, Cash Equivalents and Restricted Cash) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 81,033	$ 99,617
Restricted cash	270	270
Total cash and cash equivalents and restricted cash as presented on the condensed consolidated statements of cash flows	$ 81,303	$ 99,887	$ 26,283